Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total long-term debt	$ 1,910	$ 1,701
Less current portion	(146)	(118)
Total long-term debt, less current portion	1,764	1,583
3.57% due 2020, floating interest rate at Libor + 1.099% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	25	38
3.69% due 2020, floating interest rate at Libor + 1.056% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	55	83
0.50% due 2020, floating interest rate at Euribor + 0.817% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	29	45
3.30% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	90	120
3.46% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	86	115
0.32% due 2028, floating interest rate at Libor 0.589% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	292
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	681	662
0.25%, due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	635	616
0.31% (weighted average), due 2018-2023, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	16	20
0.41% (weighted average), due 2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable		1
0.87% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	$ 1	$ 1